Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W. Suite 500

Washington, DC 20036-2652

Aidan H. O’Connor

(202) 419-8406

aoconnor@Stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

November 17, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (“Registrant”)
SEC File Nos. 333-155709 and 811-22255
Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the Prospectus dated August 1, 2011 and revised as of October 27, 2011 for the EGShares Emerging Markets High Income Low Beta ETF and EGShares India High Income Low Beta ETF, series of the Registrant, and the Prospectus dated August 4, 2011 and revised as of October 27, 2011 for the EGShares Emerging Markets High Income Low Beta ETF, as filed pursuant to Rule 497(e) under the 1933 Act on October 27, 2011 (Accession Number: 0001137439-11-000257).

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Aidan H. O’Connor
Aidan H. O’Connor

cc:	Robert C. Holderith
James J. Valenti
Michael D. Mabry
Laura Hatch